Canada Life Insurance Company of New York
               Canada Life of New York Variable Annuity Account 2
                            Semi-Annual Report N-30D
                         File Nos. 811-07776, 033-64240
                                  (Trillium(R))


The information required to be contained in this report for the period ending June 30, 2004 includes the following previously filed semi-annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:

Seligman Portfolios, Inc.:

Seligman Capital Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on September 7, 2004
Accession No. 0000936329-04-000138

Seligman Cash Management Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on September 7, 2004
Accession No. 0000936329-04-000138

Seligman Common Stock Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on September 7, 2004
Accession No. 0000936329-04-000138

Seligman Communications and Information Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on September 7, 2004
Accession No. 0000936329-04-000138

Seligman Frontier Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on September 7, 2004
Accession No. 0000936329-04-000138

Seligman Global Growth Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on September 7, 2004
Accession No. 0000936329-04-000138

Seligman Global Smaller Companies Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on September 7, 2004
Accession No. 0000936329-04-000138

Seligman Global Technology Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on September 7, 2004
Accession No. 0000936329-04-000138

Seligman High-Yield Bond Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on September 7, 2004
Accession No. 0000936329-04-000138

Seligman Income and Growth Portfolio
(formerly Seligman Income Portfolio)
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on September 7, 2004
Accession No. 0000936329-04-000138

Seligman International Growth Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on September 7, 2004
Accession No. 0000936329-04-000138

Seligman Investment Grade Fixed Income Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on September 7, 2004
Accession No. 0000936329-04-000138

Seligman Large-Cap Growth Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on September 7, 2004
Accession No. 0000936329-04-000138

Seligman Large-Cap Value Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on September 7, 2004
Accession No. 0000936329-04-000138

Seligman Small-Cap Value Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on September 7, 2004
Accession No. 0000936329-04-000138